SHAREHOLDERS' EQUITY (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended	12 Months Ended
	May. 11, 2015	Apr. 01, 2015	Aug. 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2011	Dec. 31, 2006
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercisable term				5 years
Vesting term				4 years
Ordinary shares available for future option grants				688,708
Number of shares issued under private placement	227,271
Value of shares issued under private placement	$ 500			$ 500
Weighted average grant-date fair value of options granted				$ 1.21	$ 1.38
Total compensation cost related to options granted				$ 170	$ 84	$ 93
Total unrecognized compensation cost related to non-vested share-based compensation arrangements				$ 300
Total unrecognized compensation cost related to non-vested share-based compensation arrangements, recognition period				3 years
Vexigo Ltd [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of shares related to acquisition		3,115,090
Percentage of entity's outstanding ordinary shares to be issued to acquiree post-closing		40.00%
Chief Executive Officer [Member] | Vexigo Ltd [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of entity''s outstanding ordinary shares acquired		2.00%
Number of shares called by warrants		93,453
Warrant exercise price		$ 0.96
Warrant term		5 years
1996 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of ordinary shares authorized for issuance				750,000
2003 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of ordinary shares authorized for issuance				946,957
Ordinary shares available for future option grants				446,958
Additional number of shares authorized for issuance			500,000
2006 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of ordinary shares authorized for issuance				550,000				200,000
Number of Ordinary shares with respect to which options may be granted thereunder to any eligible employee				150,000
Additional number of shares authorized for issuance			150,000				200,000